Lease - Additional Information (Details) - item	Dec. 01, 2021	Oct. 04, 2021	Jun. 01, 2021	Feb. 03, 2021	Mar. 24, 2020	Jun. 30, 2022	Dec. 31, 2021
Leases [Line Items]
Lease term			2 years		5 years
Incremental borrowing rate						3.00%
Lease agreement over the office spaces in Limassol, Cyprus
Leases [Line Items]
Lease term		3 years
Lease agreements for vehicles
Leases [Line Items]
Lease term	3 years
Moscow [Member]
Leases [Line Items]
Incremental borrowing rate							7.50%
Number of russian game development studios acquired				2
Officer
Leases [Line Items]
Incremental borrowing rate							3.00%